B7 Other current receivables	12 Months Ended
Dec. 31, 2025
Current assets [abstract]
B7 Other current receivables

Other current receivables

	2025	2024

Prepaid expenses	2,390	2,659

Advance payments to suppliers	46	47

Derivative assets 1)	2,933	185

Other taxes 2)	2,035	3,044

Other 3)	2,516	3,326

Total	9,920	9,261

1)	See also note F1 ”Financial risk management”.
2)	Other taxes mainly includes VAT receivables.
3)	Includes items such as loans to associates, deferred sales commissions and deposits paid to third parties.